Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$30,118,887.60	0.2986207	$17,851,101.77	0.1769889	$12,267,785.83
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$119,588,887.60	0.0902333	$107,321,101.77	0.0809769	$12,267,785.83

Weighted Avg. Coupon (WAC)	3.41%		3.44%
Weighted Avg. Remaining Maturity (WARM)	18.19		17.45
Pool Receivables Balance	$141,337,527.56		$128,862,049.96
Remaining Number of Receivables	27,709		26,823

Adjusted Pool Balance	$139,619,087.98		$127,351,302.15

III. COLLECTIONS

Principal:
Principal Collections	$12,214,094.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$258,512.60
Total Principal Collections	$12,472,606.70

Interest:
Interest Collections	$394,307.46
Late Fees & Other Charges	$39,069.53
Interest on Repurchase Principal	$-
Total Interest Collections	$433,376.99

Collection Account Interest	$11,024.72
Reserve Account Interest	$3,177.03
Servicer Advances	$-

Total Collections	$12,920,185.44

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$12,920,185.44
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,920,185.44

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$117,781.27	$-	$117,781.27	$117,781.27
	Collection Account Interest					$11,024.72
	Late Fees & Other Charges					$39,069.53
Total due to Servicer						$167,875.52

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$36,644.65		$36,644.65

	Total Class A interest:		$36,644.65		$36,644.65	$36,644.65

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$12,556,667.27

9.	Regular Principal Distribution Amount:					$12,267,785.83

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,267,785.83
	Class A Notes Total:		$12,267,785.83		$12,267,785.83
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,267,785.83		$12,267,785.83

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					288,881.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,718,439.58
Beginning Period Amount	$1,718,439.58
Current Period Amortization	$207,691.77
Ending Period Required Amount	$1,510,747.81
Ending Period Amount	$1,510,747.81
Next Distribution Date Required Amount	$1,319,648.18

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	14.35%	15.73%	15.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.35%	26,380	97.06%	$125,074,941.98
30 - 60 Days	1.31%	351	2.29%	$2,951,827.90
61 - 90 Days	0.27%	72	0.51%	$651,877.90
91-120 Days	0.07%	20	0.14%	$183,402.18
121 + Days	0.00%	0	0.00%	$-
Total		26,823		$128,862,049.96

Delinquent Receivables 30+ Days Past Due
Current Period	1.65%	443	2.94%	$3,787,107.98
1st Preceding Collection Period	1.97%	545	3.52%	$4,979,658.97
2nd Preceding Collection Period	1.97%	564	3.46%	$5,330,720.23
3rd Preceding Collection Period	1.91%	562	3.25%	$5,452,029.16
Four-Month Average	1.88%		3.29%

Repossession in Current Period		22		$145,299.06
Repossession Inventory		70		$117,960.36

Current Charge-Offs
Gross Principal of Charge-Offs				$261,383.50
Recoveries				$(258,512.60)
Net Loss				$2,870.90

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.02%

Average Pool Balance for Current Period				$135,099,788.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.03%
1st Preceding Collection Period				0.05%
2nd Preceding Collection Period				1.42%
3rd Preceding Collection Period				0.96%
Four-Month Average				0.61%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		28	3,010	$43,623,277.86
Recoveries		34	2,728	$(25,091,189.72)
Net Loss				$18,532,088.14
Cumulative Net Loss as a % of Initial Pool Balance				1.36%

Net Loss for Receivables that have experienced a Net Loss *		20	2,463	$18,644,166.91
Average Net Loss for Receivables that have experienced a Net Loss				$7,569.70

Principal Balance of Extensions				$483,955.19
Number of Extensions				53

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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